Schedule of Reconciliation Property Plant and Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Plant and equipment - at cost	$ 4,539,525	$ 4,385,521
Less: Accumulated depreciation	(2,294,825)	(1,769,441)
Total	2,244,700	2,616,080
Opening balance	2,616,080	3,025,170
Additions	111,563	176,113
Foreign exchange movement	36,688	7,182
Depreciation expense	(519,631)	(592,385)
Carrying amount at end of period	$ 2,244,700	$ 2,616,080